COMMITMENTS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2013	$ 66.2
2014	42.5
2015	31.4
2016	20.2
2017	12.4
2018 and thereafter	38.4
Total minimum lease payments	211.1
Rent expense for operating leases from continuing operations	$ 76	$ 85	$ 85